UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY



                  Investment Company Act file number: 811-08295
                                                      ---------

                         New Providence Investment Trust
                         -------------------------------
               (Exact name of registrant as specified in charter)


116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina 27802
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          (Address of principal executive offices)                    (Zip code)


                                Julian G. Winters
116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina 27802
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                     (Name and address of agent for service)


    Registrant's telephone number, including area code: 252-972-9922
                                                        ------------

                         Date of fiscal year end: May 31
                                                  ------

                    Date of reporting period: August 31, 2006
                                              ---------------

ITEM 1.  SCHEDULE OF INVESTMENTS


WISDOM FUND

Schedule of Investments
(Unaudited)

As of August 31, 2006

------------------------------------------------------------------------------------------------------------------------------------
                                                     Market Value                                                       Market Value
                                            Shares     (Note 1)                                                 Shares    (Note 1)
------------------------------------------------------------------  ----------------------------------------------------------------

COMMON STOCKS - 99.92%                                              Foods - 4.83%
                                                                    u  Cadbury Schweppes PLC                     9,500 $    406,315
Apparel - 0.91%                                                     *  Dean Foods Company                        2,000       79,240
    Nike, Inc.                               3,600 $       290,736      The Hershey Company                       1,000       53,960
                                                   ---------------     Sysco Corporation                         8,666      272,026
                                                                       Whole Foods Market Inc.                   3,000      160,860
Banks - 7.15%                                                          WM Wrigley Jr. Company                    9,800      454,916
    M & T Bank Corporation                   2,030        248,594      WM Wrigley Jr. Company, Cl. B             2,450      113,190
    Wells Fargo Company                     58,444      2,030,929                                                      ------------
                                                   ---------------                                                        1,540,507
                                                        2,279,523                                                      ------------
                                                   ---------------  Hand/Machine Tools - 0.50%
Beverages - 13.36%                                                     Kennametal Inc.                           3,000      158,220
    Anheuser-Busch Companies Inc.           10,700        528,366                                                      ------------
 u  Cia de Bebidas das Americas              1,000         44,860
    Coca-Cola Company                       65,930      2,954,323   Health Care Products - 0.61%
 u  Diageo PLC                               3,000        214,500      Johnson & Johnson                         3,000      193,980
 u  Fomento Economico                                                                                                  ------------
       Mexicano SA de CV                     2,000        187,840
    PepsiCo Inc.                             5,000        326,400   Health Care Services - 0.00%
                                                   ---------------  *  Five Star Quality Care, Inc.                  4           38
                                                        4,256,289                                                      ------------
                                                   ---------------
Building Materials - 1.45%                                          Home Builders - 0.14%
    American Standard Comp. Inc.             6,190        258,556   *  Champion Enterprises, Inc.                6,700       45,694
 *  USG Corp                                 4,000        204,000                                                      ------------
                                                   ---------------  Housewares - 0.06%
                                                          462,556      Lifetime Brands Inc.                      1,000       19,960
                                                   ---------------                                                     ------------
Chemicals - 1.62%
    The Sherwin-Williams Company             9,970        514,851   Insurance - Multiline - 2.57%
                                                   ---------------     American International Group, Inc.       12,150      775,413
                                                                       Torchmark Corp.                             700       43,547
Commercial Services - 3.37%                                                                                            ------------
    H & R Block Inc.                         1,000         21,030                                                           818,960
 *  Iron Mountain, Inc.                      2,850        116,822                                                      ------------
    Moody's Corporation                     14,410        881,604   Insurance - Property & Casualty - 12.48%
    The ServiceMaster Company                4,600         52,854   *  Markel Corporation                        5,400    1,961,982
                                                   ---------------     Wesco Financial Corporation                 386      162,332
                                                        1,072,310      White Mountains Ins. Group Ltd.           3,500    1,851,500
                                                   ---------------                                                     ------------
Cosmetics & Personal Care - 8.99%                                                                                         3,975,814
    Procter & Gamble                        46,295      2,865,660                                                      ------------
                                                   ---------------  Internet - 0.32%
                                                                    *  Blue Nile Inc.                            3,000      102,960
Diversified Financial Services - 6.88%                                                                                 ------------
    American Express Company                41,750      2,193,545
                                                   ---------------  Media - 6.77%
                                                                    *  Comcast Corporation                      12,500      437,500
Electric - 5.88%                                                       Gannett Company, Inc.                     4,298      244,341
 *  Allegheny Energy, Inc.                  17,900        747,146      The Washington Post Company               1,920    1,474,118
    Constellation Energy Group, Inc.         3,800        228,342                                                      ------------
    Duke Energy Corporation                 12,500        375,000                                                         2,155,959
    FPL Group, Inc.                         11,800        524,510                                                      ------------
                                                   ---------------  Mining - 0.48%
                                                        1,874,998      Newmont Mining Corp                       3,000      153,750
                                                                                                                       ------------


                                                                                                                         (Continued)

WISDOM FUND

Schedule of Investments
(Unaudited)

As of August 31, 2006

------------------------------------------------------------------------------------------------------------------------------------
                                            Shares   Market Value
                                                       (Note 1)
------------------------------------------------------------------------------------------------------------------------------------

COMMON STOCKS - (Continued)                                           Aggregate cost for financial  reporting and federal income tax purposes is the same. Unrealized  appreciation  (depreciation)
Miscellaneous Manufacturer - 0.50%                                    of investments for financial  reporting and federal income tax
    General Electric Co                      2,000 $       68,120     purposes is as follows:
    Tyco International Ltd.                  3,500         91,525
                                                   ---------------
                                                          159,645     Aggregate gross unrealized appreciation        $    6,639,643
                                                   ---------------    Aggregate gross unrealized depreciation              (798,982)
Oil & Gas - 2.88%                                                                                                    ---------------
    Chesapeake Energy Corp.                  6,000        189,420
    ConocoPhillips                           2,164        137,263     Net unrealized appreciation                    $    5,840,661
 u  PetroChina Company Ltd.                  3,000        336,540                                                    ===============
 *  Superior Energy Services, Inc.           8,000        255,440
                                                   ---------------    * Non-income producing investment.
                                                          918,663     u American Depositary Receipt.
                                                   ---------------
Packaging & Containers - 0.20%
    Sealed Air Corporation                   1,252         64,941     The following acronyms are used in this portfolio:
                                                   ---------------    PLC - Public Limited Company (British)
                                                                      SA de CV - Convertible Securities (Mexican)
Pharmaceuticals - 1.22%
 u  Novartis AG                              6,000        342,720
 u  Sanofi-Aventis                           1,000         44,950     Note 1 - Investment Valuation
                                                   ---------------
                                                          387,670     The Fund's  investments  in  securities  are carried at value.
                                                   ---------------    Securities  listed on an  exchange  or  quoted  on a  national
Pipelines - 4.39%                                                     market  system are  valued at the last sales  price as of 4:00
    Kinder Morgan, Inc.                     13,400      1,398,424     p.m.   Eastern   Time.   Securities   traded  in  the   NASDAQ
                                                   ---------------    over-the-counter  market  are  generally  valued at the NASDAQ
                                                                      Official  Closing  Price.   Other  securities  traded  in  the
Retail - 5.37%                                                        over-the-counter  market  and listed  securities  for which no
    Costco Wholesale Corporation             6,500        304,135     sales was  reported on that date are valued at the most recent
    Home Depot Inc.                         13,000        445,770     bid price.  Securities  and  assets  for which  representative
    McDonald's Corporation                   7,000        251,300     market  quotations  are not readily  available  (e.g.,  if the
    Pier 1 Imports, Inc.                     1,000          6,390     exchange on which the portfolio security is principally traded
    Wal-Mart Stores, Inc.                   10,100        451,672     closes  early  or  if  trading  of  the  particular  portfolio
    Yum! Brands, Inc.                        5,150        251,732     security is halted during the day and does not resume prior to
                                                  ---------------     the Fund's net asset  value  calculation)  or which  cannot be
                                                        1,710,999     accurately  valued using the Fund's normal pricing  procedures
                                                   ---------------    are valued at fair  value as  determined  in good faith  under
Software - 1.99%                                                      policies  approved by the  Trustees.  A  portfolio  security's
    First Data Corporation                  14,770        634,667     "fair   value"  price  may  pricing   procedures.   Investment
                                                   ---------------    companies  are  valued at net asset  value.  Instruments  with maturities  of 60 days or less are valued at  amortized  cost,
Textiles - 4.78%                                                      which approximates market value.
 *  Mohawk Industries, Inc.                 21,495      1,523,566
                                                   ---------------

Transportation - 0.22%
    United Parcel Service Inc.               1,000         70,050
                                                   ---------------

Total Common Stocks (Cost $26,004,274)                 31,844,935
                                                   ---------------

Total Investments (Cost $26,004,274) - 99.92%      $   31,844,935
Other Assets less Liabilities - 0.08%                      24,931
                                                   ---------------

Net Assets - 100.00%                               $   31,869,866
                                                   ===============

                                                                                                                         (Continued)

WISDOM FUND

Schedule of Investments
(Unaudited)

As of August 31, 2006

------------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------   --------------------------------------------------------------

Summary of Investments by Industry

                                           % of Net
Industry                                    Assets    Market Value
------------------------------------------------------------------
Apparel                                      0.91%   $    290,736
Banks                                        7.15%      2,279,523
Beverages                                   13.36%      4,256,289
Building Materials                           1.45%        462,556
Chemicals                                    1.62%        514,851
Commercial Services                          3.37%      1,072,310
Cosmetics & Personal Care                    8.99%      2,865,660
Diversified Financial Services               6.88%      2,193,545
Electric                                     5.88%      1,874,998
Foods                                        4.83%      1,540,507
Hand/Machine Tools                           0.50%        158,220
Health Care Products                         0.61%        193,980
Health Care Services                         0.00%             38
Home Builders                                0.14%         45,694
Housewares                                   0.06%         19,960
Insurance - Multiline                        2.57%        818,960
Insurance - Property & Casualty             12.48%      3,975,814
Internet                                     0.32%        102,960
Media                                        6.77%      2,155,959
Mining                                       0.48%        153,750
Miscellaneous Manufacturer                   0.50%        159,645
Oil & Gas                                    2.88%        918,663
Packaging & Containers                       0.20%         64,941
Pharmaceuticals                              1.22%        387,670
Pipelines                                    4.39%      1,398,424
Retail                                       5.37%      1,710,999
Software                                     1.99%        634,667
Textiles                                     4.78%      1,523,566
Transportation                               0.22%         70,050
------------------------------------------------------------------
Total                                       99.92%   $ 31,844,935

ITEM 2.  CONTROLS AND PROCEDURES

(a) The Principal Executive Officer and the Principal Financial Officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing of this report.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.



ITEM 3.  EXHIBITS

Certifications required pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith as Exhibit A.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

New Providence Investment Trust


By: (Signature and Title)        /s/ C. Douglas Davenport
                                 ________________________________________
                                 C. Douglas Davenport
                                 President, Treasurer, Principal Executive
                                 Officer and Principal Financial Officer


Date: October 19, 2006







Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: (Signature and Title)        /s/ C. Douglas Davenport
                                 _________________________________________
                                 C. Douglas Davenport
                                 President, Treasurer, Principal Executive
                                 Officer and Principal Financial Officer
                                 New Providence Investment Trust

Date:  October 19, 2006